SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
SEGMENT INFORMATION	SEGMENT INFORMATION
The overall concept that the Company employs in determining its operating segments is to present the financial information in a manner consistent with the chief operating decision maker’s (“CODM”) view of the businesses. The Office of the Chairman, which is comprised of certain executives and members of the board of directors, is the CODM of the Company. We consider how the businesses are organized as to segment management and the focus of the businesses with regards to the types of services or products offered or the target market. Operating segments are combined for reporting purposes in the case of Emerging & Other because they do not meet the quantitative thresholds that require presentation as separate reportable segments.
Disaggregated Revenue
The following table presents revenue by reportable segment:

	Year Ended December 31,
	2024	2023	2022
	(In thousands)
Revenue
Dotdash Meredith
Digital	$1,004,417	$892,426	$931,482
Print	794,045	823,456	1,026,128
Intersegment eliminations(a)	(21,233)	(20,989)	(22,911)
Total Dotdash Meredith	1,777,229	1,694,893	1,934,699
Care.com	369,620	375,039	362,570
Search	387,699	629,038	731,431
Emerging & Other	89,028	229,461	323,386
Intersegment eliminations(b)	(1,455)	(9,028)	(8,265)
Total	$2,622,121	$2,919,403	$3,343,821
_____________________
(a)    Intersegment eliminations primarily relate to Dotdash Meredith Digital performance marketing commissions earned for the placement of magazine subscriptions for Dotdash Meredith Print.
(b)    Intersegment eliminations primarily relate to advertising sold by Dotdash Meredith to other IAC owned businesses.
The following table presents the revenue of the Company’s segments disaggregated by type of service:

	Year Ended December 31,
	2024		2023	2022
	(In thousands)
Dotdash Meredith
Digital:
Advertising revenue	$643,725		$560,786	$621,714
Performance marketing revenue	243,895		231,087	198,441
Licensing and other revenue	116,797		100,553	111,327
Total Digital revenue	1,004,417		892,426	931,482
Print:
Subscription revenue	327,079		329,357	422,700
Advertising revenue	174,889		203,210	260,282
Project and other revenue	155,090		128,354	154,807
Newsstand revenue	102,096		117,316	132,855
Performance marketing revenue	34,891		45,219	55,484
Total Print revenue	794,045		823,456	1,026,128
Intersegment eliminations(a)	(21,233)		(20,989)	(22,911)
Total Dotdash Meredith revenue	$1,777,229		$1,694,893	$1,934,699

Care.com
Consumer revenue	$191,274		$210,455	$217,691
Enterprise revenue	178,346		164,584	144,879
Total Care.com revenue	$369,620	369620000	$375,039	$362,570

Search
Advertising revenue:
Google advertising revenue	$376,970		$582,481	$525,987
Non-Google advertising revenue	9,280		44,068	200,435
Total advertising revenue	386,250		626,549	726,422
Other revenue	1,449		2,489	5,009
Total Search revenue	$387,699		$629,038	$731,431

Emerging & Other
Subscription revenue	$52,207		$180,940	$196,965
Marketplace revenue	11,509		14,172	70,180
Media production and distribution revenue	7,819		15,847	31,555
Advertising revenue:
Non-Google advertising revenue	7,367		12,568	16,057
Google advertising revenue	955		946	2,192
Total advertising revenue	8,322		13,514	18,249
Service and other revenue	9,171		4,988	6,437
Total Emerging & Other revenue	$89,028		$229,461	$323,386
Segment Expenses
The following table presents the significant expenses included in the Company’s segment reporting performance measure, Segment Adjusted EBITDA, that are regularly provided to the CODM by the Company’s reportable segments:

	Year Ended December 31,
	2024	2023	2022
	(In thousands)
Segment Expenses:
Dotdash Meredith
Digital:
Cost of revenue	$272,225	$240,985	$309,100
Selling and marketing expense	221,862	192,204	196,696
General and administrative expense	97,932	102,751	127,671
Product development expense	123,005	113,517	111,319
Total Digital expenses	715,024	649,457	744,786
Print:
Cost of revenue	389,089	415,354	527,858
Selling and marketing expense	290,709	280,302	402,564
General and administrative expense	49,898	52,335	54,082
Product development expense	10,556	11,239	10,489
Total Print expenses	740,252	759,230	994,993
Other:
Other(c)	47,766	84,438	65,682
Intersegment eliminations	(21,233)	(20,989)	(22,911)
Total Dotdash Meredith expenses(d)	$1,481,809	$1,472,136	$1,782,550

Care.com
Cost of revenue	$79,167	$91,494	$88,806
Selling and marketing expense	99,612	108,320	108,840
General and administrative expense	91,146	60,826	57,788
Product development expense	54,514	58,194	60,237
Total Care.com expenses	$324,439	$318,834	$315,671

Search
Traffic acquisition costs and online marketing(e)	$328,573	$536,099	$596,080
Other segment items(f)	41,616	48,656	51,865
Total Search expenses	$370,189	$584,755	$647,945
_____________________
(c)    Other comprises unallocated corporate expenses.
(d)    Includes certain lease impairment and restructuring charges for the years ended December 31, 2023 and 2022. See “Segment Reporting Performance Measure and Reconciliations” below for additional information.
(e)    Traffic acquisition costs include (i) payments made to partners who direct traffic to our Ask Media Group websites and who distribute our business-to-business customized browser-based applications and (ii) the amortization of fees paid to Apple and Google related to the distribution of apps and the facilitation of in-app purchases and online marketing includes fees paid to search engines and other online marketing platforms.
(f)    Search other segment items include compensation expense, excluding stock-based compensation, and other operating expenses.
Segment Reporting Performance Measure and Reconciliations
Adjusted EBITDA is the Company’s primary financial and GAAP segment measure. Adjusted EBITDA is defined as operating income excluding: (1) stock-based compensation expense; (2) depreciation; and (3) acquisition-related items consisting of, if applicable, (i) amortization of intangible assets and impairments of goodwill and intangible assets and (ii) gains and losses recognized on changes in the fair value of contingent consideration arrangements. Adjusted EBITDA is the segment reporting performance measure used by the CODM as one of the metrics by which we evaluate the performance of our businesses and our internal budgets are based and may impact management compensation. The following table presents a summary of Segment Adjusted EBITDA:

	Year Ended December 31,
	2024	2023	2022
	(In thousands)
Segment Adjusted EBITDA:
Dotdash Meredith
Digital	$289,393	$242,969	$186,696
Print	53,793	64,226	31,135
Other(c)	(47,766)	(84,438)	(65,682)
Total Dotdash Meredith(g)(h)	295,420	222,757	152,149
Care.com	45,181	56,205	46,899
Search	17,510	44,283	83,486
Emerging & Other	(35,995)	(11,469)	(48,542)
Total Segment Adjusted EBITDA	$322,116	$311,776	$233,992
_____________________
(g)    The year ended December 31, 2023 includes impairment charges of $44.7 million related to unoccupied leased office space at Dotdash Meredith Other. See “Note 2—Summary of Significant Accounting Policies” for additional information.
(h)    The year ended December 31, 2022 includes $32.2 million, $33.4 million and $7.6 million of restructuring charges and $1.1 million, $1.4 million and $4.7 million of transaction-related expenses in connection with the 2021 acquisition of Meredith at Dotdash Meredith Digital, Print and Other, respectively. See “Note 17—Dotdash Meredith Restructuring Charges, Transaction-Related Expenses and Change-in-Control Payments” for additional information.
The following table reconciles total Segment Adjusted EBITDA to (loss) earnings from continuing operations before income taxes:

	Year Ended December 31,
	2024	2023	2022
	(In thousands)
Total Segment Adjusted EBITDA	$322,116	$311,776	$233,992
Corporate Adjusted EBITDA loss	(90,305)	(98,048)	(86,191)
Stock-based compensation expense	(77,745)	(73,562)	(70,808)
Depreciation	(40,838)	(80,937)	(52,716)
Amortization of intangibles	(141,906)	(288,012)	(293,277)
Acquisition-related contingent consideration fair value adjustments	—	—	612
Goodwill impairment	—	(9,000)	(86,748)
Interest expense	(135,719)	(137,495)	(90,058)
Unrealized (loss) gain on investment in MGM Resorts International	(649,178)	721,668	(723,515)
Other income (expense), net	98,536	46,639	(218,963)
(Loss) earnings from continuing operations before income taxes	$(715,039)	$393,029	$(1,387,672)
Capital Expenditures
The following table presents capital expenditures as viewed by the CODM:

	Year Ended December 31,
	2024	2023	2022
	(In thousands)
Capital expenditures:
Dotdash Meredith	$14,293	$10,370	$12,885
Care.com	510	2,039	9,911
Search	—	—	17
Emerging & Other	—	7	198
Corporate	211	81,168	390
Total	$15,014	$93,584	$23,401
Asset information is not provided to the Company’s CODM as that information is not used in the allocation of resources or in assessing the performance of the Company’s segments.
Geographic Information
Geographic information about revenue and long-lived assets is presented below. Revenue by geography is based on where the customer is located.

	Year Ended December 31,
	2024	2023	2022
	(In thousands)
Revenue:
United States	$2,318,885	$2,469,053	$2,933,027
All other countries	303,236	450,350	410,794
Total	$2,622,121	$2,919,403	$3,343,821

	December 31,
	2024	2023
	(In thousands)
Long-lived assets (excluding goodwill and intangible assets):
United States	$535,608	$598,828
All other countries	2,348	1,176
Total	$537,956	$600,004